Investment Strategy	Aug. 05, 2025
Scharf ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal market conditions, the Fund primarily invests in equity securities that the Adviser believes have significantly more appreciation potential than downside risk over the long term. Equity securities in which the Fund may invest include, but are not limited to, common and preferred stock of mid- and large- capitalization companies, rights, and warrants. The Fund may invest up to 50% of its total assets in securities of foreign issuers listed on foreign exchanges (excluding depositary receipts), including up to 25% of its total assets in issuers in emerging markets. The Fund may invest without limit in depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The Fund may also invest up to 30% of its total assets in non-money market investment companies, including exchange-traded funds (“ETFs”). The Fund may also invest in Rule 144A securities.
In general, the Adviser utilizes five key elements in its equity investment philosophy: low valuation, discount to fair value, investment flexibility, focus and long-term perspective. Through a proprietary screening process, the Adviser seeks to identify investments with low valuations combined with growing earnings, cash flow and/or book value. The Fund may also invest in “special situations,” which may occur when the securities of a company are affected by circumstances, including, but not limited to, hidden assets (i.e., assets that may be undervalued on a company’s balance sheet or otherwise difficult to value and therefore not properly reflected in the company’s share price), spinoffs, liquidations, reorganizations, recapitalizations, mergers, management changes and technological changes.
In addition, the Fund may invest up to 30% of its total assets in fixed-income securities. Fixed-income securities in which the Fund may invest include, but are not limited to, those of domestic and foreign governments, government agencies, inflation-protected securities, asset-backed securities, exchange-traded notes (“ETNs”), money market instruments, convertible securities, bank debt, limited partnerships, municipalities and companies across a wide range of industries, market capitalizations and maturities and may include those that are rated below investment grade (i.e., “junk bonds”). The types of asset-backed securities in which the Fund may invest include mortgage-backed securities.
The Adviser uses a combination of proprietary research techniques including traditional fundamental research as well as quantitative technology tools (including rules-based software-enhanced models) to analyze and interpret information relevant to security selection and to integrate the Adviser’s views on security selection, valuation and risk into portfolio construction.
The Fund may invest up to 100% of its net assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments due to a lack of suitable investment opportunities or for temporary defensive purposes.
When selling securities, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities that it believes no longer have sufficient upside potential.
The Fund is classified as “non-diversified” under the 1940 Act, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Strategy Portfolio Concentration [Text]	The Fund may invest up to 50% of its total assets in securities of foreign issuers listed on foreign exchanges (excluding depositary receipts), including up to 25% of its total assets in issuers in emerging markets. The Fund may invest without limit in depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The Fund may also invest up to 30% of its total assets in non-money market investment companies, including exchange-traded funds (“ETFs”).
Scharf Global Opportunity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund primarily invests in U.S. and non-U.S. equity securities that the Adviser believes have significantly more appreciation potential than downside risk over the long term. Equity securities in which the Fund may invest include, but are not limited to, common and preferred stock of companies of all size market capitalizations, rights and warrants. Under normal circumstances, the Fund will invest at least 40% of its total assets in non-U.S. securities. During unusual market conditions, the Fund will invest at least 30% of its total assets in non-U.S. securities. Such foreign securities may be listed on foreign exchanges as well as in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). There are no geographic limits on the Fund’s investments, and the Fund may invest in securities of companies located both in the U.S. and abroad and in developed or emerging markets. However, the Fund will invest primarily in the securities of companies located in at least four different countries. The Fund may also invest up to 30% of its total assets in non-money market investment companies, including mutual funds and exchange-traded funds (“ETFs”). The Fund may also invest in Rule 144A securities. Under normal market conditions, the Fund will typically invest in less than 50 securities.
In general, the Adviser utilizes five key elements in its equity investment philosophy: low valuation, discount to fair value, investment flexibility, focus and long-term perspective. Through a proprietary screening process, the Adviser seeks to identify investments with low valuations combined with growing earnings, cash flow and/or book value. The Fund may also invest in “special situations,” which may occur when the securities of a company are affected by circumstances, including, but not limited to, hidden assets (i.e., assets that may be undervalued on a company’s balance sheet or otherwise difficult to value and therefore not properly reflected in the company’s share price), spin-offs, liquidations, reorganizations, recapitalizations, mergers, management changes and technological changes.
The Adviser uses a combination of proprietary research techniques including traditional fundamental research as well as quantitative technology tools (including rules-based software-enhanced models) to analyze and interpret information relevant to security selection and to integrate the Adviser’s views on security selection, valuation and risk into portfolio construction.
In addition, the Fund may invest up to 30% of its total assets in fixed-income securities. Fixed-income securities in which the Fund may invest include, but are not limited to, those of domestic and foreign governments, government agencies, inflation-protected securities, asset-backed securities, exchange-traded notes (“ETNs”), money market instruments, convertible securities, bank debt, limited partnerships, municipalities and companies across a wide range of industries and market capitalizations and may be of any maturity and include those that are rated below investment grade (i.e., “junk bonds”). The types of asset-backed securities in which the Fund may invest include mortgage-backed securities.
The Fund may invest up to 100% of its net assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments due to a lack of suitable investment opportunities or for temporary defensive purposes.
When selling securities, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities that it believes no longer have sufficient upside potential.
The Fund is classified as “non-diversified” under the 1940 Act, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 40% of its total assets in non-U.S. securities. During unusual market conditions, the Fund will invest at least 30% of its total assets in non-U.S. securities. Such foreign securities may be listed on foreign exchanges as well as in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). There are no geographic limits on the Fund’s investments, and the Fund may invest in securities of companies located both in the U.S. and abroad and in developed or emerging markets. However, the Fund will invest primarily in the securities of companies located in at least four different countries. The Fund may also invest up to 30% of its total assets in non-money market investment companies, including mutual funds and exchange-traded funds (“ETFs”).